Consolidated condensed statements of financial position - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Non-current assets
Contracted concessional, PP&E and other intangible assets	$ 7,432,696,000	$ 7,483,259,000
Investments carried under the equity method	258,264,000	260,031,000
Other financial assets	158,320,000	176,237,000
Deferred tax assets	163,535,000	149,656,000
Total non-current assets	8,012,815,000	8,069,183,000
Current assets
Inventories	35,205,000	34,511,000
Trade and other receivables	268,053,000	200,334,000
Other financial assets	186,754,000	195,893,000
Cash and cash equivalents	602,856,000	600,990,000
Total current assets	1,092,868,000	1,031,728,000
Total assets	9,105,683,000	9,100,911,000
Equity attributable to the Company
Share capital	11,615,327	11,605,513
Share premium	986,594,000	986,594,000
Capital reserves	763,263,000	814,951,000
Other reserves	326,922,000	345,567,000
Accumulated currency translation differences	(154,194,000)	(161,307,000)
Accumulated deficit	(407,739,000)	(397,540,000)
Non-controlling interests	183,368,000	189,176,000
Total equity	1,709,829,000	1,789,047,000
Non-current liabilities
Long-term corporate debt	1,040,998,000	1,000,503,000
Long-term project debt	4,252,226,000	4,226,518,000
Grants and other liabilities	1,246,433,000	1,252,513,000
Derivative liabilities	26,302,000	16,847,000
Deferred tax liabilities	283,738,000	296,481,000
Total non-current liabilities	6,849,697,000	6,792,862,000
Current liabilities
Short-term corporate debt	36,362,000	16,697,000
Short-term project debt	344,397,000	326,534,000
Trade payables and other current liabilities	134,007,000	140,230,000
Income and other tax payables	31,391,000	35,541,000
Total current liabilities	546,157,000	519,002,000
Total equity and liabilities	$ 9,105,683,000	$ 9,100,911,000